Business combination - Consideration transferred (Details) - Zarplata - RUB (₽) ₽ in Thousands	Dec. 25, 2020	Dec. 31, 2020
Business combination
Percentage of voting interest acquired	100.00%	100.00%
Consideration transferred
Cash paid (included in cash flows from investing activities)	₽ 3,100,000
Contingent consideration payable	404,706
Total consideration to be transferred	3,504,706
Consideration payable
Consideration payable as at acquisition date	216,764
Consideration payable over 4-year period	187,942
Consideration payable, undiscounted values	203,796
Acquisition-related costs	₽ 51,665
Timing of cash outflows for contingent liaiblities	4 years